Per Share Amounts (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Weighted average shares – basic (in shares)	545,674,158	549,109,960
Dilutive impact of restricted shares (in shares)	0	0
Weighted average shares – diluted (in shares)	545,674,158	549,109,960
Antidilutive securities excluded from computation of EPS (in shares)	310,288	1,086,922